                     OPPENHEIMER MAIN STREET SMALL CAP FUND
                     Supplement dated August 3, 2001 to the
                        Prospectus dated December 8, 2000

The Prospectus is changed as follows:

1.       The Prospectus supplements dated August 1, 2001 is withdrawn.

2.       The paragraph captioned "Class N Shares" under the heading "What Classes of Shares Does the Fund Offer?" on page 14 is revised to read as follows:

              If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. Non-retirement plan investors cannot buy Class N shares directly. Class N shares also are offered to rollover IRAs sponsored by the Manager that purchase Class N shares with the proceeds from a distribution from a qualified retirement plan or 403(b) plan sponsored by the Manager. If you sell your shares within eighteen (18) months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class N shares?" below.

3.   The following is added as the last paragraph under the heading entitled "How Can You Buy Class A Shares?" on page 16:

         Purchases  by Certain  Retirement  Plans.  There is no initial  sales charge on purchases of Class A shares of any one or more
         Oppenheimer  funds by  retirement  plans that have $10  million or more in plan  assets and that have  entered  into a special agreement with the Distributor.  The Distributor  pays dealers of record  concessions in an amount equal to 0.25% of purchases by those  retirement  plans.  That  concession  will not be paid on  purchases  of shares by a  retirement  plan made with the proceeds of the  redemption  of Class N shares of one or more  Oppenheimer  funds held by the plan for more than eighteen (18)
         months.

4. The first and second  sentences of the section  captioned  "Class A  Contingent  Deferred  Sales  Charge" on page 17 are deleted and replaced with the following:

         There is no initial  sales charge on  non-retirement  plan  purchases of Class A shares of any one or more of the  Oppenheimer funds  aggregating $1 million or more, or for certain  purchases by particular  types of retirement  plans that were permitted to purchase  such shares prior to March 1, 2001.  (After  March 1, 2001,  retirement  plans are not  permitted to make initial purchases  of Class A shares  subject  to a  contingent  deferred  sales  charge.)  The  Distributor  pays  dealers  of record commissions  in an amount  equal to 1.0% of  purchases  of $1 million or more  other  than by those  grandfathered  retirement accounts.

5.       The following sentence in the section captioned "Class A Contingent Deferred Sales Charge" on page 17 is deleted:

         That  Commission  will  not be paid on  purchases  of  shares  in  amounts  of $1  million  or more  (including  any  right of accumulation)  by a retirement  plan that pays for the purchase with the redemption  proceeds of Class C shares of one or more
         Oppenheimer funds held by the plan for more than one year.

6.  The following is added after "Can You Reduce Class A Sales Charges?" on page 17:

         Purchases  by Certain  Retirement  Plans.  There is no initial  sales charge on purchases of Class A shares of any one or more
         Oppenheimer  funds by  retirement  plans that have $10  million or more in plan  assets and that have  entered  into a special agreement with the  Distributor,  and by retirement  plans which are part of a retirement plan product or platform  offered by certain banks,  broker-dealers,  financial  advisors,  insurance  companies or recordkeepers which have entered into a special agreement  with the  Distributor.  There is no  contingent  deferred  sales charge upon the  redemption  of such  shares.  The
         Distributor  currently pays dealers of record  concessions in an amount equal to 0.25% of the purchase price of Class A shares by those  retirement  plans from its own  resources  at the time of sale.  That  concession  will not be paid on  purchases of shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer  funds held by the plan for more than (18) months.

8.       The heading entitled "Who Can Buy Class N Shares?" together with the first two sentences on page 19 are deleted and replaced with the following:

         HOW CAN YOU BUY CLASS N SHARES?  Class N shares are offered only through  retirement  plans  (including IRAs and 403(b) plans)
         that purchase $500,000 or more of Class N shares of one or more Oppenheimer  funds or through  retirement plans (not including
         IRAs and 403(b)  plans) that have  assets of  $500,000 or more or 100 or more  eligible  participants.  See  "Availability  of
         Class N shares" in the  Statement of Additional  Information  for other  circumstances  where Class N shares are available for purchase.  Non retirement plan investors cannot buy Class N shares directly.  Class N shares also are offered to rollover IRAs sponsored by the Manager that purchase Class N shares with the proceeds from a distribution  from a qualified  retirement plan or 403(b) plan sponsored by the Manager.

9. The  following is added to the end of the last  paragraph  under  "Distribution  and Service  Plans for Class B, Class C and Class N
     Shares" on page 20:

         That  sales  concession  on the sale of Class N shares  will not be paid on (i)  purchases  of Class N shares  in  amounts  of
         $500,000 or more by a retirement  plan that pays for the  purchase  with the  redemption  proceeds of Class C shares of one or more  Oppenheimer  funds held by the plan for more than one year  (other  than  rollovers  from an  OppenheimerFunds-sponsored
         Pinnacle or Ascender  401(k) plan to any IRA invested in the Oppenheimer  funds),  (ii) purchases of Class N shares in amounts of $500,000 or more by a retirement  plan that pays for the purchase with the redemption  proceeds of Class A shares of one or more Oppenheimer  funds (other than rollovers from an  OppenheimerFunds-sponsored  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer  funds),  and (iii) on purchases of Class N shares by an  OppenheimerFunds - sponsored Pinnacle or
         Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

10.  The third  sentence of the  paragraph  under the  heading  "OppenheimerFunds  Internet  Web Site" on page 21 is revised to read as follows:

         To perform account  transactions or obtain account  information online, you must first obtain a user I.D. and password on that website.

11. The last two paragraphs of the section entitled  "Shareholder  Account Rules and Policies" on page 28 are deleted and replaced with the following:

          To avoid sending  duplicate copies of materials to households,  the Fund will mail only one copy of each  prospectus,  annual and semi-annual  report and annual notice of the Fund's privacy policy to shareholders  having the same last name and address on the Fund's records. The consolidation of these mailings,  called  householding,  benefits the Fund through reduced mailing expense.  If you want to receive multiple copies of these materials,  you may call the Transfer Agent at 1.800.525.7048.  You may also notify the Transfer Agent in writing.  Individual  copies of prospectuses,  reports and privacy notices will be sent to you commencing 30 days after the Transfer Agent receives your request to stop householding.

12.  The first  paragraph of the section  entitled "How to Get More  Information"  on the  prospectus  back cover is revised to read as follows:

         You can request the Statement of  Additional  Information,  the Annual and  Semi-Annual  Reports,  the notice  explaining  the
         Fund's privacy policy and other information about the Fund or your account:

August 3, 2001                                                                                  847PS009